Financial Instruments and Risk Management (Financial Instruments and Related Risks Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) $ / oz oz	Dec. 31, 2023 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average realized price per ounce | $ / oz	1,950
Total liabilities	$ (1,751.9)	$ (1,077.7)
Unrealized loss on commodity derivatives	$ 24.2	0.9
Average realized price per ounce, fluctuation, percentage	10.00%
Gold Forward Contracts | Level 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total liabilities	$ (140.0)	0.0
Gold Options | Argonaut
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase or decrease due to change in fair value of forward contracts	39.4
Gold Options | Derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, at fair value	$ 0.0
Gold Forward Contracts | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Ounces subject to contract | oz	100,000
Gold Forward Contracts | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Ounces subject to contract | oz	50,000
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on interest earned	$ 1.5
Borrowings, adjustment to interest rate basis	1.00%
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Potential percentage change in value	10.00%
Market risk | Gold Options | Argonaut
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average realized price per ounce | $ / oz	2,629
Market risk | Gold Options | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average realized price per ounce | $ / oz	1,992
Market risk | Gold Options | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average realized price per ounce | $ / oz	2,787
Commodity price risk | Gold Options
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized loss on commodity derivatives	$ (9.3)	(0.1)
Fair value adjustment on contingent consideration	$ 24.2	0.9
Commodity price risk | Gold Options | Argonaut
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value adjustment on contingent consideration		$ 25.0
Commodity price risk | Gold Forward Contracts | Purchase Put Options
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average realized price per ounce | $ / oz	1,821